CHANGE IN NON-CASH WORKING CAPITAL	12 Months Ended
Mar. 31, 2022
CHANGE IN NON-CASH WORKING CAPITAL
CHANGE IN NON-CASH WORKING CAPITAL

27. CHANGE IN NON-CASH WORKING CAPITAL

	Fiscal Year Ended	Fiscal Year Ended
	March 31, 2022	March 31, 2021
	$	$
Accounts receivable	(449,420)	(597,407)
Other current assets	(553,104)	(2,785,817)
Other non-current assets	34,960	(210,371)
Accounts payable and accrued liabilities	342,444	3,364,771
Deferred revenue	238,569	40,669
Net changes in non-cash working capital	(386,551)	(188,155)